Share Capital, Treasury Stock and Share Premium (Details Textual) - USD ($)		12 Months Ended
	Jun. 08, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Share Capital Authorized Amount		$ 50,000
Dividends paid, classified as financing activities		$ 450,000,000,000
Number Of Preferred Shares		50,000,000,000
Par value per share		$ 0.0000001
Shares repurchase of Outstanding American Depositary	$ 10,000,000
Number Of Repurchased With Total Cost From The Open Market		$ 281,091
Increase decrease in number of treasury shares		650,746	650,746
Issued capital [member]
Number of shares issued		110,776,600	110,776,600	110,776,600	110,776,600
Increase (decrease) in number of shares outstanding		110,115,854	110,115,854
American Depositary Shares [Member]
Increase decrease in number of treasury shares		325,373